Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues
Summary of revenue by channel

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Sales of products by channel
- Sales to offline distributors	3,742,285	8,361,073	5,168,559
- Others	77,427	159,905	164,220
Total revenues	3,819,712	8,520,978	5,332,779